Submission	Oct. 04, 2024
Submission [Line Items]
Central Index Key	0001335730
Registrant Name	Mizuho Financial Group, Inc.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES